SHORT-TERM AND LONG-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
schedule of Short-term Bank Borrowings
Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Industrial Bank	9,000,000	1,282,490	2024-05-23	2025-05-23	3.15%
CZBANK	1,000,000	142,499	2024-09-30	2025-09-01	3.50%
CZBANK	11,000,000	1,567,487	2024-09-30	2025-09-01	3.50%
Shanghai Pudong Development Bank	9,000,000	1,282,490	2024-01-10	2025-01-10	3.90%
Shanghai Pudong Development Bank	11,000,000	1,567,487	2024-01-12	2025-01-12	3.90%
China Everbright Bank	10,000,000	1,424,989	2024-06-26	2025-06-25	3.05%
Bank of China	6,000,000	854,993	2024-03-22	2025-03-22	3.10%
Bank of China	15,000,000	2,137,483	2023-11-24	2024-11-23	3.65%
Total	72,000,000	10,259,918
Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Industrial Bank	5,000,000	702,346	2025-04-25	2026-04-24	2.70%
Industrial Bank	4,000,000	561,877	2025-04-27	2026-04-26	2.70%
China Minsheng Bank	4,000,000	561,877	2024-11-21	2025-11-21	3.50%
China Minsheng Bank	3,965,000	556,960	2025-02-19	2026-02-19	3.00%
CZBANK	10,000,000	1,404,692	2025-08-28	2026-08-26	3.00%
Shanghai Pudong Development Bank	6,000,000	842,815	2025-01-22	2026-01-22	3.00%
Shanghai Pudong Development Bank	6,980,000	980,475	2025-05-15	2026-05-15	2.90%
Shanghai Pudong Development Bank	7,000,000	983,284	2025-07-18	2026-06-16	2.70%
China Everbright Bank	5,000,000	702,346	2025-06-23	2026-06-22	2.70%
China Everbright Bank	5,000,000	702,346	2025-06-23	2026-06-22	2.70%
Bank of China	10,000,000	1,404,692	2025-03-24	2026-03-20	2.80%
CITIC BANK	9,500,000	1,334,457	2025-01-06	2026-01-06	2.90%
CITIC BANK	9,500,000	1,334,457	2025-02-10	2026-02-10	2.90%
Total	85,945,000	12,072,623

Schedule of Long-term Bank Borrowings
Bank Name	Amount - RMB	Amount - USD	Expiration Date	Date	Interest
China Minsheng Bank	9,500,000	1,353,739	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	14,250,000	2,030,609	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	19,000,000	2,707,478	2023-08-21	2025-08-20	3.80%
China Minsheng Bank	9,990,000	1,423,564	2024-02-26	2025-05-20	3.66%
China Minsheng Bank	5,990,000	853,568	2024-02-27	2025-05-20	3.66%
China Minsheng Bank	9,800,000	1,396,489	2024-03-25	2025-06-25	3.65%
Huaxia Bank	6,370,000	907,718	2023-03-27	2026-03-15	4.05%
Huaxia Bank	6,279,000	894,750	2023-03-28	2026-03-15	4.05%
Total	81,179,000	11,567,915
Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
China Minsheng Bank	15,000,000	2,107,038	2025-07-22	2027-07-22	3.00%
China Minsheng Bank	9,990,000	1,403,287	2025-07-30	2027-07-30	3.00%
China Minsheng Bank	10,000,000	1,404,692	2025-08-05	2027-08-05	3.00%
China Minsheng Bank	10,000,000	1,404,692	2025-08-11	2027-08-11	3.00%
Huaxia Bank	5,953,000	836,213	2023-03-27	2026-03-15	3.70%
Huaxia Bank	5,862,000	823,430	2023-03-28	2026-03-15	3.70%
China Minsheng Bank	6,770,000	950,976	2025-05-16	2026-08-16	3.00%
China Minsheng Bank	5,000,000	702,346	2025-06-11	2026-09-11	3.00%
China Minsheng Bank	4,500,000	632,111	2025-06-12	2026-09-12	3.00%
Total	73,075,000	10,264,785

Schedule of Pledged Assets
	As of September 30,
	2025	2024
Buildings, net	$1,415,792	$828,741
Land use rights, net	331,258	348,378
Machinery, net	-	911,200
Total	$1,747,050	$2,088,319